Schedule of accruals and other payables (Details)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Payables and Accruals [Abstract]
Accruals for staff related costs	$ 334,714	$ 457,286	$ 360,982
Other payables	44,964	61,430	6,398
Total	$ 379,678	$ 518,716	$ 367,380